Other Accounts Receivable and Prepaid Expenses	12 Months Ended
Dec. 31, 2025
Other Accounts Receivable and Prepaid Expenses [Abstract]
OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES	NOTE 5: - OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES
	December 31,
	2025	2024

Governmental authorities	$848	$628
Prepaid expenses	982	1,033
Others	206	158
	$2,036	$1,819